Trade and other receivables - Aging analysis (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Trade and other receivables
Trade receivables	$ 424,686	$ 19,437
Current [member]
Trade and other receivables
Trade receivables	83,975
Later than one month and not later than two months [member]
Trade and other receivables
Trade receivables	42,775	16,013
91 and over
Trade and other receivables
Trade receivables	$ 297,936	$ 3,424